Financial Risk Management and Fair Values - Schedule of Movement in the Allowances for Loan Losses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Prior Year	¥ 13	¥ 3	[1]
Current Year	164	13
Trade receivables [member]
Disclosure of financial assets [line items]
Prior Year	36	36
Amounts written off during the year	(3)	(11)
Impairment losses written back	(1)	(1)
Impairment losses recognized during the year	11	12
Current Year	¥ 43	¥ 36

[1]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).